Debt - Summary of Future maturities of our outstanding debt (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2022		$ 0
2023		0
2024		465,712
2025		0
2026		0
Total long-term debt, net	$ 266,396	$ 465,712